UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8098

Strong Asia Pacific Fund, Inc., on behalf of Strong Asia Pacific Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ASIA PACIFIC FUND


Shares            Security Name                                                                                        Value
Common Stocks - 92.61%

Australia - 7.07%
         473,000  Great Southern Plantations Limited (Lumber & Wood Products, Except Furniture)                $         1,406,401
       1,450,000  Macquarie Infrastructure Group (Holding & Other Investment Offices)+                                   2,239,676
         172,900  Newcrest Mining Limited (Metal Mining)                                                                 2,324,775
       1,110,000  Norwood Abbey Limited (Health Services)+                                                                 402,910
       2,300,000  Oxiana Limited (Mining & Quarrying Of Nonmetallic Minerals, Except Fuels)+                             1,794,058
         135,000  Publishing & Broadcasting Limited (Printing, Publishing & Allied Industries)                           1,604,573
         325,000  Zinifex Limited (Metal Mining)+                                                                          745,464

                                                                                                                        10,517,857
                                                                                                              --------------------

China - 5.03%
       7,800,000  Lenovo Group Limited (Industrial & Commercial Machinery & Computer Equipment)                          2,650,187
       1,980,000  Travelsky Technology Limited Class H (Business Services)                                               1,650,116
      11,200,000  Yantai North Andre Juice Company Limited Class H (Food & Kindred Products)                             1,033,919
       5,250,000  Zijin Mining Group Company Limited Class H (Metal Mining)                                              2,153,998

                                                                                                                         7,488,220
                                                                                                              --------------------

Hong Kong - 11.54%
       1,024,000  China Insurance International Holdings Company Limited (Insurance Carriers)+                             367,616
       3,409,000  COFCO International Limited (Food & Kindred Products)                                                  1,453,298
      21,700,000  Daqing Petroleum and Chemical Group Limited (Chemicals & Allied Products)+                             1,363,301
         311,000  Dickson Concepts (International) Limited (Miscellaneous Retail)                                          554,252
       6,844,000  EganaGoldpfeil (Holdings) Limited (Measuring, Analyzing & Controlling Instruments:
                  Photographic, Medical & Optical)                                                                       1,553,171
       6,500,000  First Pacific Company Limited (Miscellaneous Manufacturing Industries)+                                2,062,645
         213,000  Guoco Group Limited (Security & Commodity Brokers, Dealers, Exchanges & Services)                      2,143,805
       2,477,000  Integrated Distribution Services Group Limited (Transportation Services)+                              1,405,306
       8,200,000  Playmates Holdings Limited (Miscellaneous Retail)                                                      1,818,846
       7,700,000  Prime Success International Group Limited (Wholesale Trade Non-Durable Goods)                          1,520,364
       1,000,035  Shangri-La Asia Limited (Hotels, Rooming Houses, Camps & Other Lodge Places)                           1,461,693
      13,920,000  Titan Petrochemicals Group Limited (Chemicals & Allied Products)+                                      1,463,488

                                                                                                                        17,167,785
                                                                                                              --------------------

India - 4.88%
         246,800  Apollo Hospitals Enterprise Limited (Health Services)                                                  1,989,657
         236,000  Financial Technologies (India) Limited (Business Services)                                             1,428,428
          99,500  Oil and Natural Gas Corporation Limited (Oil & Gas Extraction)                                         2,011,074
           4,693  Punjab National Bank Limited (Depository Institutions)                                                    42,261
         184,616  Thomas Cook (India) Limited (Transportation Services)                                                  1,792,265

                                                                                                                         7,263,685
                                                                                                              --------------------

Indonesia - 1.34%
       7,700,000  PT Medco Energi Internasional Tbk (Oil & Gas Extraction)                                               1,991,870
                                                                                                              --------------------

Japan - 16.83%
             730  Dentsu Incorporated (Business Services)                                                                1,994,684
          35,000  Jafco Company Limited (Holding & Other Investment Offices)                                             2,196,680
           1,050  Japan Wind Development Company Limited (Wholesale Trade-Durable Goods)+                                2,320,713
         182,000  Koyo Seiko Company Limited (Transportation Equipment)                                                  2,462,762
             350  Mitsubishi Tokyo Financial Group Incorporated (Depository Institutions)                                3,035,531
         185,000  Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)             2,587,895
         112,400  PHOENIX Electric Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                             1,871,062
         242,000  Sumitomo Realty & Development Company Limited (Real Estate)                                            2,920,340
          66,000  Toho Titanium Company Limited (Metal Mining)                                                           2,024,993
          68,600  Toyota Motor Corporation (Transportation Equipment)                                                    2,552,588
          13,800  USS Company Limited (Automotive Dealers & Gasoline Service Stations)                                   1,068,171

                                                                                                                        25,035,419
                                                                                                              --------------------

Korea (South) - 3.22%
          92,495  Entergisul Company Limited (Communications)+                                                           2,231,539
          38,100  LG Electronics Incorporated (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)                                                                                    2,555,007

                                                                                                                         4,786,546
                                                                                                              --------------------

Malaysia - 4.74%
       3,334,200  Asas Dunia Berhad (Heavy Construction Other Than Building Construction Contracts)                        684,389
       1,666,000  Commerce Asset-Holding Berhad (Depository Institutions)                                                2,007,968
       4,000,000  Mah Sing Group Berhad (Real Estate)                                                                    1,494,737
       3,657,000  Pos Malaysia & Services Holdings Berhad (Transportation Services)                                      2,771,621
       3,290,700  Talam Corporation BHDTalam Corporation Berhad (Expire on Nov 9, 2005) (Interest Rate Swaps)+              99,587

                                                                                                                         7,058,302
                                                                                                              --------------------

New Zealand - 0.95%
       1,000,000  CanWest MediaWorks (NZ) Limited (Printing, Publishing & Allied Industries)+                            1,415,986
                                                                                                              --------------------

Philippines - 1.15%
         235,880  Philippine Stock Exchange Incorporated (Security & Commodity Brokers, Dealers, Exchanges &
                  Services)+                                                                                               645,657
         255,755  SM Investments Corporation (Holding & Other Investment Offices)+                                       1,064,090

                                                                                                                         1,709,747
                                                                                                              --------------------

Singapore - 19.71%
       3,120,000  Allgreen Properties Limited (Real Estate)                                                              2,230,259
       5,334,000  Ascott Group Limited (Real Estate)                                                                     1,744,880
       2,175,000  BIL International Limited (Real Estate)                                                                1,515,220
       1,170,000  CapitaLand Limited (Real Estate)                                                                       1,665,607
         371,000  City Developments Limited (Real Estate)                                                                1,449,614
          60,000  Creative Technology Limited (Industrial & Commercial Machinery & Computer Equipment)                     577,919
         204,000  DBS Group Holdings Limited (Depository Institutions)                                                   1,841,345
       1,812,000  Fortune Real Estate Investment Trust (Real Estate)                                                     1,544,955
       2,700,000  Goodpack Limited (Transportation Services)                                                             2,044,525
       3,770,000  Kim Eng Holdings Limited (Security & Commodity Brokers, Dealers, Exchanges & Services)                 3,014,630
       2,500,000  LMA International NV (Measuring, Analyzing & Controlling Instruments: Photographic, Medical
                  & Optical)+                                                                                            1,363,017
       9,138,000  MultiVision Intelligent Surveillance Limited (Business Services)+                                      1,024,098
       2,297,000  San Teh Limited (Stone, Clay, Glass & Concrete Products)                                                 487,021
       1,658,000  SBS Transit Limited (Transportation Services)                                                          2,310,101
       8,879,000  Shanghai Asia Holdings Limited (Printing, Publishing & Allied Industries)                              1,532,949
         970,000  SIA Engineering Company (Business Services)                                                            1,369,135
         530,725  Singapore Press Holdings Limited (Printing, Publishing & Allied Industries)                            1,466,064
       1,830,000  Yellow Pages (Singapore) Limited (Printing, Publishing & Allied Industries)+                           2,150,659

                                                                                                                        29,331,998
                                                                                                              --------------------

Taiwan - 8.47%
       2,750,000  Gamania Digital Entertainment Company Limited (Business Services)+                                     1,269,996
       1,432,000  Giant Manufacturing Company Limited (Fabricated Metal Products, Except Machinery &
                  Transportation Equipment)                                                                              2,408,938
         581,000  Johnson Health Tech Company Limited (Fabricated Metal Products, Except Machinery &
                  Transportation Equipment)                                                                              1,632,023
       1,069,000  Sinyi Realty Company Limited (Real Estate)                                                             2,806,015
         299,500  Taiwan Semiconductor Manufacturing Company Limited ADR (Electronic & Other Electrical
                  Equipment & Components, Except Computer Equipment)+                                                    2,539,760
       1,353,000  Wintek Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)+                                                                                            1,953,961

                                                                                                                        12,610,693
                                                                                                              --------------------

Thailand - 4.53%
       4,010,000  Dynasty Ceramic Public Company Limited (Foreign Registered) (Stone, Clay, Glass & Concrete
                  Products) 1,558,077
       2,935,000  Hana Microelectronics Public Company Limited (Foreign Registered) (Electronic & Other
                  Electrical Equipment & Components, Except Computer Equipment)                                          1,658,065
      20,000,000  Minor International Public Company Limited (Foreign Registered) (Hotels, Rooming Houses,
                  Camps & Other Lodge Places)                                                                            2,044,990
       2,200,000  Oishi Group Public Company Limited (Foreign Registered) (Eating & Drinking Places)                     1,476,227

                                                                                                                         6,737,359
                                                                                                              --------------------

United Kingdom - 1.83%
       1,839,259  Guinness Peat Group plc (Miscellaneous Manufacturing Industries)                                       2,722,151
                                                                                                              --------------------

USA - 1.32%
          70,000  Macquarie Infrastructure Company Trust (Business Services)+                                            1,960,000
                                                                                                              --------------------

Total Common Stocks (Cost $131,254,815)                                                                                137,797,618
                                                                                                              --------------------

Investment Companies - 0.03%

Bermuda - 0.03%
          10,754  China Heartland Fund Limited (Stock Funds)+@                                                              41,403

                                                                                                                            41,403
                                                                                                              --------------------

Total Investment Companies (Cost $53,770)                                                                                   41,403
                                                                                                              --------------------

Rights - 0.03%
         337,500  Goodpack Limited Rights+                                                                                  41,913
       2,284,500  MultiVision Intelligent Surveillance Limited Rights+                                                           -

Total Rights (Cost $0)                                                                                                      41,913
                                                                                                              --------------------

Short-Term Investments - 2.05%*

Mutual Fund - 2.05%
       3,049,331  Wells Fargo Money Market Trust~                                                                        3,049,331
                                                                                                              --------------------

Total Short-Term Investments (Cost $3,049,331)                                                                           3,049,331
                                                                                                              --------------------

Total Investments in Securities
(Cost $134,357,916)                                       94.72%                                               $       140,930,265

Other Assets and Liabilities, Net                          5.28                                                          7,858,818
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       148,789,083
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
@   Illiquid security.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Asia Pacific Fund, Inc., on behalf of Strong Asia Pacific Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005